Deposits, prepayments and other receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deposits, prepayments and other receivables

15.	Deposits, prepayments and other receivables

	2025	2025	2024
	US$	HK$	HK$

Deposits (non-current)	1,617,174	12,586,949	10,898,645

Deposits (current)	1,512,245	11,770,255	12,564,617
Prepayments	782,760	6,092,454	5,428,473
Other receivables	901	7,017	7,017

	2,295,906	17,869,726	18,000,107